SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2022-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 19,560
Expected percent of remaining performance obligations	68.00%
2023-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected percent of remaining performance obligations	32.00%